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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                                                               COUPON        MATURITY               VALUE
             MUNICIPAL BONDS   145.4%
             OHIO   128.2%
 $     1,650 Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)                               5.250%      12/01/17            $ 1,814,637
       1,720 Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)                               5.250       12/01/18              1,889,300
       1,000 Akron, OH Rev & Impt Var Purp (MBIA Insd)                                   5.250       12/01/19              1,098,430
       1,000 Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A Rfdg                  7.125       11/15/33              1,070,120
       1,435 Avon Lake, OH City Sch Dist Cap Apprec (FGIC Insd)                            *         12/01/11              1,135,372
       1,000 Brookville, OH Loc Sch Dist (FSA Insd)                                      5.250       12/01/22              1,099,750
       1,685 Cleveland, OH Arpt Sys Rev Ser A (FSA Insd)                                 5.000       01/01/31              1,739,392
       1,025 Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev Port Cleveland Bd
             Fd Ser B (AMT) (a)                                                          6.500       11/15/14              1,078,751
       1,000 Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev Rita Proj (Radian
             Insd)                                                                       5.000       11/15/19              1,051,540
       1,500 Columbus, OH Tax Increment Fin Rev Easton Proj (Prerefunded @
             06/01/09) (AMBAC Insd)                                                      5.300       12/01/19              1,628,535
       3,145 Columbus, OH Tax Increment Fin Rev Easton Proj (Prerefunded @
             06/01/09) (AMBAC Insd)                                                      4.875       12/01/24              3,366,534
       1,000 Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah Pk Ctr Wiggins
             Proj                                                                        6.800       02/15/35              1,044,160
       1,000 Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                              7.500       01/01/30              1,128,260
       1,000 Dayton, OH Arpt Rev Rfdg (AMT) (Radian Insd)                                5.350       12/01/32              1,045,750
       1,000 Dublin, OH City Sch Dist Constr & Impt                                      5.000       12/01/16              1,078,380
       1,625 Edgewood, OH City Sch Dist Cap Apprec Ser A Rfdg (MBIA Insd) (a)              *         12/01/12              1,226,810
       1,625 Edgewood, OH City Sch Dist Cap Apprec Ser A Rfdg (MBIA Insd) (a)              *         12/01/14              1,111,646
       2,500 Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr Ser A                     5.625       08/15/32              2,631,975
       1,680 Fairfield, OH City Sch Dist Cap Apprec Sch Impt Rfdg (FGIC Insd)              *         12/01/12              1,268,333
       1,000 Fairview Park, OH Impt & Rfdg (MBIA Insd)                                   5.000       12/01/30              1,061,740
         500 Finneytown, OH Loc Sch Dist (FGIC Insd)                                     6.200       12/01/17                608,840
       1,000 Franklin Cnty, OH Hlthcare Fac Rev OH Presbyterian Ser A                    7.125       07/01/29              1,120,410
       1,555 Greene Cnty, OH Swr Sys Rev Govt Enterprise (Prerefunded @
             12/01/10) (AMBAC Insd)                                                      5.625       12/01/25              1,742,409
       5,000 Hamilton Cnty, OH Sales Tax Sub Ser B Cap Apprec (AMBAC Insd)                 *         12/01/23              2,191,000
       1,000 Harrison, OH Wastewtr Sys Impt Rfdg (FSA Insd) (a)                          5.250       11/01/20              1,100,380
       1,200 Heath, OH City Sch Dist Sch Impt Ser A (FGIC Insd)                          5.500       12/01/27              1,307,964
       2,000 Hilliard, OH Sch Dist Cap Apprec Sch Impt (FGIC Insd)                         *         12/01/18              1,125,040


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
         500 Licking Heights, OH Loc Sch Dist Cap Apprec Ser A (FGIC Insd) (a)             *         12/01/14                342,675
         610 Licking Heights, OH Loc Sch Dist Cap Apprec Ser A (FGIC Insd) (a)             *         12/01/15                397,720
         745 Licking Heights, OH Loc Sch Dist Cap Apprec Ser A (FGIC Insd) (a)             *         12/01/17                440,198
       1,250 London, OH City Sch Dist Sch Fac Constr & Impt (FGIC Insd)                  5.500       12/01/16              1,385,337
       1,000 Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                  5.375       10/01/30              1,047,130
       1,500 Lorain Cnty, OH Hosp Rev Mtg Elyria United Methodist Ser C Rfdg
             (Prerefunded @ 06/01/06)                                                    6.875       06/01/22              1,578,330
       1,580 Lorain, OH Hosp Impt Rev Lakeland Cmnty Hosp Inc Proj (Escrowed
             to Maturity)                                                                6.500       11/15/12              1,682,416
       1,000 Lucas Cnty, OH Hlthcare Fac Rev Sunset Retirement Ser A Rfdg                6.375       08/15/15              1,086,840
         500 Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                     6.000       11/15/32                543,755
         955 Marysville, OH Exmp Vlg Sch Dist Cap Apprec Sch Impt (AMBAC
             Insd) (a)                                                                     *         12/01/16                592,138
       1,590 Massillon, OH City Sch Dist Var Purp Impt (MBIA Insd) (a)                   5.250       12/01/17              1,748,650
       2,665 Medina Cnty, OH Lib Dist (FGIC Insd) (a)                                    5.250       12/01/20              2,934,831
       1,000 Middleburg Heights, OH Southwest Genl Hlth Ctr (FSA Insd)                   5.625       08/15/15              1,083,540
       1,000 Montgomery Cnty, OH Hosp Rev Grandview Hosp & Med Ctr Rfdg
             (Prerefunded @ 12/01/09)                                                    5.600       12/01/11              1,085,690
       2,650 Montgomery Cnty, OH Wtr Rev Sys Gtr Moraine Beaver Rfdg (AMBAC
             Insd)                                                                       5.375       11/15/15              2,934,027
         460 Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1 (AMT) (GNMA
             Collateralized)                                                             5.250       09/01/30                471,095
       5,550 Ohio Hsg Fin Agy Single Family Mtg Rev (Escrowed to Maturity)
             (FGIC Insd)                                                                   *         01/15/15              3,776,830
       5,850 Ohio Hsg Fin Agy Single Family Mtg Rev (Prerefunded @ 07/15/14)
             (FGIC Insd)                                                                   *         01/15/15              3,887,910
         975 Ohio St Dept of Tran Ctf Part Panhandle Rail Line Proj (FSA Insd)           6.500       04/15/12                978,101
       1,300 Ohio St Higher Ed Fac Commn Higher Ed Fac Univ Dayton Proj
             (AMBAC Insd)                                                                5.500       12/01/30              1,427,686
       2,000 Ohio St Mental Hlth Cap Fac Ser II A (MBIA Insd)                            5.250       06/01/16              2,185,060
       1,000 Ohio St Univ Gen Rcpt Ser A                                                 5.125       12/01/31              1,052,680
       1,300 Ohio St Wtr Dev Auth Rev Wtr Dev Fresh Wtr Impt (Prerefunded @
             06/01/12)                                                                   5.375       12/01/21              1,441,037
         515 Olentangy Loc Sch Dist OH Cap Apprec Sch Fac Constr (FSA Insd)                *         12/01/11                407,370
       1,415 Ottawa & Glandorf, OH Loc Sch Fac Constr & Impt (MBIA Insd) (a)             5.375       12/01/18              1,565,556
       1,000 Penta Career Ctr OH Ctf (FGIC Insd)                                         5.250       04/01/18              1,095,000
       1,000 Springboro, OH Cmnty City Sch Dist Sch Impt (MBIA Insd)                     5.250       12/01/20              1,095,750
       1,820 Summit Cnty, OH (a)                                                         5.250       12/01/22              2,004,275
       1,395 Summit Cnty, OH                                                             5.250       12/01/23              1,535,923
       1,850 Tipp City, OH Exmp Vlg Sch Dist Sch Fac Constr & Impt (FGIC
             Insd) (a)                                                                   5.500       12/01/15              2,036,073
       1,000 Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub Impt Proj                    5.375       12/01/35              1,058,150


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
       1,000 Toledo-Lucas Cnty, OH Port Auth Facs Cargill Inc Proj A Rfdg                4.800       03/01/22              1,011,380
       1,230 Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd Fd Ser D (AMT)
             (a)                                                                         6.900       11/15/20              1,328,437
       1,000 University Cincinnati OH Ctf Part Ctr Proj (MBIA Insd)                      5.000       06/01/23              1,065,120
       1,000 University Cincinnati OH Gen Ser A (FGIC Insd)                              5.000       06/01/20              1,067,040
       2,300 University Cincinnati OH Gen Ser F (a)                                      5.375       06/01/16              2,503,964
       1,310 Vandalia, OH Rfdg (AMBAC Insd)                                              5.250       12/01/21              1,438,105
       1,140 West Chester Twp OH Rfdg (AMBAC Insd)                                       5.000       12/01/20              1,218,295
       2,180 Worthington, OH City Sch Dist Rfdg (FGIC Insd) (a)                          6.000       06/01/10              2,439,071
                                                                                                                    ----------------
                                                                                                                          94,738,643
                                                                                                                    ----------------

             GUAM    5.8%
       2,000 Guam Pwr Auth Rev Ser A (AMBAC Insd)                                        5.125       10/01/29              2,132,620
       2,000 Guam Pwr Auth Rev Ser A (AMBAC Insd)                                        5.250       10/01/34              2,143,280
                                                                                                                    ----------------
                                                                                                                           4,275,900
                                                                                                                    ----------------

             PUERTO RICO    7.6%
       1,000 Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B                       5.000       07/01/41              1,044,270
       4,570 Puerto Rico Comwlth Pub Impt Rfdg                                           3.000       07/01/06              4,570,366
                                                                                                                    ----------------
                                                                                                                           5,614,636
                                                                                                                    ----------------

             U. S. VIRGIN ISLANDS    3.8%
       1,500 Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                6.500       10/01/24              1,696,275
       1,000 Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A
             (ACA Insd)                                                                  6.125       10/01/29              1,116,410
                                                                                                                   -----------------
                                                                                                                           2,812,685
                                                                                                                   -----------------

TOTAL LONG-TERM INVESTMENTS   145.4%
   (Cost $98,375,274)                                                                                                    107,441,864

SHORT-TERM INVESTMENT    0.5%
   (Cost $400,000)                                                                                                           400,000
                                                                                                                   -----------------

TOTAL INVESTMENTS    145.9%
   (Cost $98,775,274)                                                                                                    107,841,864

OTHER ASSETS IN EXCESS OF LIABILITIES    1.5%                                                                              1,083,793

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (47.4%)                                                           (35,022,055)
                                                                                                                   -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                   $      73,903,602
                                                                                                                   =================

Percentages are calculated as a percentage of net assets applicable to common shares.

*             Zero coupon bond
(a)           The Trust owns 100% of the bond issuance.
ACA         - American Capital Access
AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax

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FGIC        - Financial Guaranty Insurance Co.
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
MBIA        - Municipal Bond Investors Assurance Corp.
Radian      - Radian Asset Assurance

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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Ohio Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005